Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal income taxes:
Current	$ 15,285	$ 129,236	$ 97,975
Deferred	69,599	(239,304)	68,899
Total federal income taxes	84,884	(110,068)	166,874
State income taxes:
Current	5,986	14,843	15,189
Deferred	14,134	(882)	(1,149)
Total state income taxes	20,120	13,961	14,040
Foreign income taxes:
Current	(1,354)	1,175	1,064
Deferred	2,055	475	(394)
Total foreign income taxes	701	1,650	670
Income tax expense (benefit)	$ 105,705	$ (94,457)	$ 181,584